Financial Instruments and Risk Management (Hierarchy of Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Disclosure of financial instruments [Line Items]
Investments at fair value through other comprehensive income	$ 0	$ 136
Level 2 [Member]
Disclosure of financial instruments [Line Items]
Derivatives designated as economic hedge, net	15	(32)
Derivatives designated as cash flow hedge, net	120	87
Total	$ 135	$ 55